Cover	Dec. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40409
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd. #6
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	287-5776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	GROM
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	GROMW
Security Exchange Name	NASDAQ